Financial instruments - valuation (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments
Schedule of financial assets and liabilities at fair value by valuation hierarchy

	2018			2017
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	44,983	120	—	58,331	150
Securities	22,003	7,312	701	19,648	7,009	853
Derivatives	—	131,513	1,836	10	159,109	1,724
Other financial assets
Loans	—	768	136	—	—	56
Securities	40,132	6,172	507	37,147	6,450	505
Total financial assets held at fair value	62,135	190,748	3,300	56,805	230,899	3,288

Liabilities
Trading liabilities
Deposits	—	47,243	377	—	52,109	239
Debt securities in issue	—	791	112	—	1,057	50
Short positions	18,941	4,886	—	23,715	4,796	16
Derivatives	—	127,709	1,188	2	152,886	1,618
Other financial liabilities
Debt securities in issue	—	2,348	280	—	3,141	262
Other deposits	—	212	—	—	874	—
Subordinated liabilities	—	867	—	—	939	—
Total financial liabilities held at fair value	18,941	184,056	1,957	23,717	215,802	2,185

Notes:

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instruments were transferred.
(2)

For an analysis of debt securities, by issuer, measurement classification and analysis of asset backed securities, and derivatives, by type and contract, refer to Capital and Risk management – Credit risk.

(3)

The determination of an instrument’s level cannot be made at a global product level as a single product type can be in more than one level. For example, a single name corporate credit default swap could be in level 2 or level 3 depending on whether the reference counterparty’s obligations are liquid or illiquid.

Schedule of financial instruments valuation adjustments

	2018	2017
Adjustment	£m	£m
Funding – FVA	250	440
Credit – CVA	419	346
Bid – Offer	238	285
Product and deal specific	327	1,033
	1,234	2,104

Schedule of valuation techniques for unobservable inputs of level 3 financial instruments

				2018		2017
Financial instrument	Valuation Technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	0	132	0	101
Debt securities	Price-based	Price	GBP	0	154	0	370

Equity Shares	Price-based	Price	GBP	0	24,181	0	585,066
	Valuation	Discount factor	%	8	11	9	13
	Valuation	Fund NAV	%	80	120	80	120

Trading liabilities and Other financial liabilities
Customer accounts	DCF based on recoveries	Correlation	%	(45)	99	(29)	86
		Interest rate	%	(0.36)	1.74	(0.38)	2.61
Debt securities in issue	Price-based	Price	CCY	21 JPY	136 EUR	56 JPY	149 EUR
	Valuation	Fund NAV	GBP	0	622	0	977

Derivative assets and liabilities
Credit derivatives	DCF based on recoveries	Credit spreads	bps	18	500	0	500
	Option pricing	Correlation	%	(50)	80	(50)	80
		Volatility	%	47	80	38	80
		Upfront points	%	0	100	0	99
		Recovery rate	%	10	40	10	40
	Price-based	Price	%	90	110

Interest rate & FX	Option pricing	Correlation	%	(45)	99	(75)	100
derivatives		Volatility	%	1	76	0	292
Equity derivatives	Option pricing	Correlation	%	(57)	92	(57)	95
		Forward	Points	864	7,106	146	189
		Volatility	%	1	49	7	11

Notes:

(1)

The table above presents the range of values for significant inputs used in the valuation of level 3 assets and liabilities. The range represents the highest and lowest values of the input parameters and therefore is not a measure of parameter uncertainty. Movements in the underlying input may have a favourable or unfavourable impact on the valuation depending on the particular terms of the contract and the exposure. For example, an increase in the credit spread of a bond would be favourable for the issuer but unfavourable for the note holder. Whilst RBS indicates where it considers that there are significant relationships between the inputs, their inter-relationships will be affected by macro economic factors including interest rates, foreign exchange rates or equity index levels.

(2)

Credit spreads and discount margins: credit spreads and margins express the return required over a benchmark rate or index to compensate for the credit risk associated with a cash instrument. A higher credit spread would indicate that the underlying instrument has more credit risk associated with it. Consequently, investors require a higher yield to compensate for the higher risk.

(3)

Price and yield: There may be a range of prices used to value an instrument that may be a direct comparison of one instrument or portfolio with another or, movements in a more liquid instrument may be used to indicate the movement in the value of a less liquid instrument. The comparison may also be indirect in that adjustments are made to the price to reflect differences between the pricing source and the instrument being valued.

(4)

Recovery rate: reflects market expectations about the return of principal for a debt instrument or other obligations after a credit event or on liquidation. Recovery rates tend to move conversely to credit spreads.

(5)

Valuation: for private equity investments, values may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.

(6)

Correlation: measures the degree by which two prices or other variables are observed to move together. If they move in the same direction there is positive correlation; if they move in opposite directions there is negative correlation. Correlations typically include relationships between: default probabilities of assets in a basket (a group of separate assets), exchange rates, interest rates and other financial variables.

(7)	Volatility: a measure of the tendency of a price to change with time.
(8)	Interest rate delta: these ranges represent the low/high marks on the relevant discounting curve.
(9)

Upfront points: where CDS contracts are standardised, the inherent spread of the trade may exceed the standard premium paid or received under the contract. Upfront points will compensate for the difference between the standard premium and the actual premium at the start of the contract.

(10)	RBS does not have any material liabilities measured at fair value that are issued with an inseparable third party credit enhancement.

Schedule financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	2018			2017
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	120	10	(10)	150	—	—
Securities	701	20	(10)	853	30	(10)
Derivatives
Interest rate	1,487	120	(120)	1,340	140	(140)
Foreign exchange	130	10	(10)	148	10	(10)
Other	219	10	(20)	236	10	(20)
Other financial assets
Loans	136	10	(20)	56	—	—
Securities	507	50	(30)	505	20	(30)
	3,300	230	(220)	3,288	210	(210)

Liabilities
Trading liabilities
Deposits	377	40	(40)	239	20	(20)
Debt securities in issue	112	10	(10)	50	—	—
Short positions	—	—	—	16	—	—
Derivatives
Interest rate	808	70	(70)	1,104	120	(120)
Foreign exchange	279	10	(10)	358	10	(10)
Other	101	—	(10)	156	10	(10)
Other financial liabilities
Debt securities in issue	280	10	(10)	262	10	(10)
	1,957	140	(150)	2,185	170	(170)

Schedule of movement in level 3 assets and liabilities

	2018				2017
	Trading Other financial		Total	Total	Trading Other financial		Total	Total
	assets (3)	assets (4)	assets	liabilities	assets (3)	assets (4)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January (1)	2,692	530	3,222	2,187	3,933	604	4,537	2,997
Amounts recorded in the income statement (2)	(147)	178	31	(344)	(593)	21	(572)	(341)
Amounts recorded in the statement of comprehensive income	—	23	23	—	—	2	2	—
Level 3 transfers in	1,307	19	1,326	419	679	315	994	530
Level 3 transfers out	(624)	(1)	(625)	(231)	(1,015)	(3)	(1,018)	(672)
Issuances	—	—	—	47	371	—	371	—
Purchases	871	16	887	401	1,788	20	1,808	412
Settlements	(512)	(3)	(515)	(204)	(161)	—	(161)	(423)
Sales	(930)	(125)	(1,055)	(316)	(2,286)	(369)	(2,655)	(323)
Foreign exchange and other adjustments	—	6	6	(2)	11	(29)	(18)	5
At 31 December	2,657	643	3,300	1,957	2,727	561	3,288	2,185

Amounts recorded in the income statement in respect of balances held at year end
- unrealised	(134)	158	24	(330)	(59)	(21)	(80)	595
- realised	(2)	6	4	—	271	5	276	(100)

Notes:

(1)	Refer to Note 33 for further information on the impact of IFRS9 on classification and basis of preparation, year ended 31 December 2018 prepared under IFRS9 and prior years under IAS39.
(2)

There were £185 million net losses on trading assets and liabilities (2017 - £240 million HFT) recorded in income from trading activities. Net losses on other instruments of £190 million (2017 - £9 million gains) were recorded in other operating income and interest income as appropriate.

(3)	Trading assets comprise assets held at fair value in trading portfolios.
(4)	Other financial assets comprise fair value through other comprehensive income (2017 - available-for-sale), designated at fair value through profit or loss and other fair value through profit or loss.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
2018	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	88.9
Settlement balances	2.9
Loans to banks	0.5	12.4	12.4	—	9.2	3.2
Loans to customers		305.1	301.7	—	0.5	301.2
Other financial assets
Securities		11.8	11.8	7.3	3.0	1.5

Financial liabilities
Bank deposits	4.2	19.1	18.5	—	13.9	4.6
Customer deposits	307.1	53.8	54.6	—	10.4	44.2
Settlement balances	3.1
Other financial liabilities
Debt securities in issue		36.9	38.6	—	36.9	1.7
Subordinated liabilities		9.7	10.0	—	9.9	0.1
Other liabilities - notes in circulation	2.2

2017
Financial assets
Cash and balances at central banks	98.3
Settlement balances	2.5
Loans to banks	1.0	10.5	10.5	—	9.1	1.4
Loans to customers		310.1	306.8	—	1.3	305.5
Other financial assets
Securities		7.8	7.9	4.3	1.5	2.1

Financial liabilities
Bank deposits	4.5	25.9	26.0	—	22.4	3.6
Customer deposits	321.5	39.8	39.9	—	12.9	27.0
Settlement balances	2.8
Other financial liabilities
Debt securities in issue		26.0	27.3	—	22.2	5.1
Subordinated liabilities		11.8	12.6	—	12.5	0.1
Other liabilities - notes in circulation	2.2